Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 299,696,000	$ 153,671,000	$ 4,109,000	$ 23,470,000	$ 443,000	$ 727,000	$ 482,116,000
EQUATORIAL GUINEA
Total	83,225,000	35,783,000	2,245,000	23,470,000		337,000	145,060,000
EQUATORIAL GUINEA | Ministry Of Mines And Hydrocarbons [Member]
Total		35,783,000	2,233,000	$ 23,470,000		28,000	61,514,000
EQUATORIAL GUINEA | Tresoreria General Del Estado [Member]
Total	83,142,000		12,000				83,154,000
EQUATORIAL GUINEA | Instituto Nacional de Seguridad Social de Guinea Ecuatorial [Member]
Total	71,000						71,000
EQUATORIAL GUINEA | Fondo de Formaction del Ministerio de Minas e [Member]
Total						304,000	304,000
EQUATORIAL GUINEA | Excmo Avuntamiento De Malabo [Member]
Total	12,000						12,000
EQUATORIAL GUINEA | Various Equatorial Guinea [Member]
Total						5,000	5,000
GHANA
Total	206,645,000	55,220,000	474,000				262,339,000
GHANA | Government of Republic of Ghana [Member]
Total		55,220,000					55,220,000
GHANA | Petroleum Commission of Ghana [Member]
Total			472,000				472,000
GHANA | Ghana Revenue Authority [Member]
Total	206,586,000						206,586,000
GHANA | Electricity Company of Ghana [Member]
Total	55,000						55,000
GHANA | Various Ghana [Member]
Total	4,000		2,000				6,000
MAURITANIA
Total	593,000					8,000	601,000
MAURITANIA | Caisse Nationale D'Assuramce Maladie [Member]
Total	78,000						78,000
MAURITANIA | Caisse Nationale De Securite Sociale [Member]
Total	5,000						5,000
MAURITANIA | Tresorier General [Member]
Total	504,000						504,000
MAURITANIA | Various Mauritania [Member]
Total	6,000					8,000	14,000
SAO TOME AND PRINCIPE
Total	45,000					95,000	140,000
SAO TOME AND PRINCIPE | INSS - Instituto Nacional De Seguranca Social [Member]
Total	10,000						10,000
SAO TOME AND PRINCIPE | Tesouro Publico [Member]
Total	28,000						28,000
SAO TOME AND PRINCIPE | Agencia Nacional Do Petroleo ANPSTP [Member]
Total						95,000	95,000
SAO TOME AND PRINCIPE | Various Sao Tome & Principe [Member]
Total	7,000						7,000
SENEGAL
Total	501,000					287,000	788,000
SENEGAL | Chef du Bureau de Recouvrement [Member]
Total	411,000						411,000
SENEGAL | Senegal Retirement [Member]
Total	11,000						11,000
SENEGAL | Parc National des Oiseaux du Djoudj [Member]
Total						285,000	285,000
SENEGAL | Various Senegal [Member]
Total	79,000					$ 2,000	81,000
UNITED STATES
Total	5,344,000	62,668,000	1,390,000		443,000		69,845,000
UNITED STATES | ONRR [Member]
Total		$ 62,668,000	$ 1,390,000		$ 443,000		64,501,000
UNITED STATES | Internal Revenue Service [Member]
Total	(594,000)						(594,000)
UNITED STATES | Various United States [Member]
Total	5,938,000						5,938,000
UNITED KINGDOM
Total	3,343,000						3,343,000
UNITED KINGDOM | HMRC Cumbernauld [Member]
Total	$ 3,343,000						$ 3,343,000